Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2023	Mar. 31, 2023
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 149,069	¥ 2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(13,479)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	628,120	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(249,297)	(164,330)
Available-for-sale debt Securities, Total Fair value	777,189	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(262,776)	(164,537)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	149,069	2,588
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(13,479)	(207)
Available-for-sale debt Securities, 12 months or more Fair value	628,120	662,897
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(249,297)	(164,330)
Available-for-sale debt Securities, Total Fair value	777,189	665,485
Available-for-sale debt Securities, Total Gross unrealized losses	(262,776)	(164,537)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	107,381	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,827)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	231,641	194,280
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(31,642)	(19,542)
Available-for-sale debt Securities, Total Fair value	339,022	292,001
Available-for-sale debt Securities, Total Gross unrealized losses	(35,469)	(21,050)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	106,003	97,721
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,743)	(1,508)
Available-for-sale debt Securities, 12 months or more Fair value	227,748	190,805
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(31,480)	(19,398)
Available-for-sale debt Securities, Total Fair value	333,751	288,526
Available-for-sale debt Securities, Total Gross unrealized losses	(35,223)	(20,906)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	158,052	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,540)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	475,625	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(95,429)	(66,837)
Available-for-sale debt Securities, Total Fair value	633,677	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(98,969)	(73,407)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	158,052	191,669
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(3,540)	(6,570)
Available-for-sale debt Securities, 12 months or more Fair value	475,625	401,994
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(95,429)	(66,837)
Available-for-sale debt Securities, Total Fair value	633,677	593,663
Available-for-sale debt Securities, Total Gross unrealized losses	(98,969)	(73,407)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	7,409	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(34)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	35,761	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,278)	(1,509)
Available-for-sale debt Securities, Total Fair value	43,170	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(2,312)	(2,181)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	7,409	16,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(34)	(672)
Available-for-sale debt Securities, 12 months or more Fair value	35,761	23,653
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,278)	(1,509)
Available-for-sale debt Securities, Total Fair value	43,170	40,344
Available-for-sale debt Securities, Total Gross unrealized losses	(2,312)	(2,181)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	2,856	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(231)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	145,796	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(7,107)	(6,851)
Available-for-sale debt Securities, Total Fair value	148,652	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(7,338)	(9,151)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	2,856	63,958
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(231)	(2,300)
Available-for-sale debt Securities, 12 months or more Fair value	145,267	88,503
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,939)	(6,851)
Available-for-sale debt Securities, Total Fair value	148,123	152,461
Available-for-sale debt Securities, Total Gross unrealized losses	(7,170)	(9,151)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	424,767	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(21,111)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,516,943	1,371,327
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(385,753)	(259,069)
Available-for-sale debt Securities, Total Fair value	1,941,710	1,743,954
Available-for-sale debt Securities, Total Gross unrealized losses	(406,864)	(270,326)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	423,389	372,627
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(21,027)	(11,257)
Available-for-sale debt Securities, 12 months or more Fair value	1,512,521	1,367,852
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(385,423)	(258,925)
Available-for-sale debt Securities, Total Fair value	1,935,910	1,740,479
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (406,450)	¥ (270,182)